Adoption of Accounting Standards - Summary of Cumulative Effect of Changes to Consolidated Balance Sheet for Adoption of ASC 2016-16 and ASU 2014-09 (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Unbilled revenue	$ 3,990	$ 8,856	$ 3,045
Deferred income tax assets (Note 16)	27,141	23,294	20,195
Liabilities
Deferred income tax liabilities (Note 16)	4,337	8,980	7,291
Shareholders’ equity
Deficit	(253,443)	(199,718)	$ (206,939)
ASU 2016-16 Adjustment [Member]
Assets
Deferred income tax assets (Note 16)		2,949
Shareholders’ equity
Deficit		2,949
ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Licensing [Member]
Assets
Unbilled revenue	(584)	6,376
Liabilities
Deferred income tax liabilities (Note 16)	(155)	1,689
Shareholders’ equity
Deficit	(429)	4,687
ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Intelligent Systems [Member]
Assets
Unbilled revenue	433	(565)
Deferred income tax assets (Note 16)	(115)	150
Shareholders’ equity
Deficit	$ 318	$ (415)